Calculation of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Calculation of Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2013	2012	2011
	(Amounts, except earnings per share, in thousands)

Net income	$4,001	$3,648	$4,680

Weighted-average common shares outstanding	4,210	4,231	4,241

Basic earnings per share	$0.95	$0.86	$1.10

Weighted-average common shares outstanding	4,210	4,231	4,241

Common stock equivalents due to effect of stock options	1	2	3

Total weighted-average common shares and equivalents	$4,211	$4,233	$4,244

Diluted earnings per share	$0.95	$0.86	$1.10

Anti-dilutive stock options outstanding	78	79	60